Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Tax
Income (loss) before income tax consisted of the following (in thousands):

	Year ended December 31,
	2023	2022	2021
US	$120,750	$(310,483)	$97,918
Korea	12,187	5,315	2,696
Other	(1,792)	—	—

Total income (loss) before income taxes	$131,145	$(305,168)	$100,614

Summary of the Detail of Income Tax Expense for the Periods
The following table presents the detail of income tax expense for the periods presented (in thousands):

	Year ended December 31,
	2023	2022	2021
Current:
US	$21	$11,571	$14,481
Korea	597	2,222	2,049
Other	36	—	—

Total current taxes:	$654	$13,793	$16,530

Deferred:
US	$31,316	$(85,206)	$8,154
Korea	(975)	223	(2,178)
Other	(778)	—	—

Total deferred taxes	$29,563	$(84,983)	$5,976

Total income tax expense (benefit)	$30,217	$(71,190)	$22,506

Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods
The following table presents a reconciliation of the statutory rate and our effective tax rate for the periods presented:

	Year ended December 31,
	2023	2022	2021
Statutory tax rate	19.0%	20.0%	20.0%
Foreign jurisdiction rate differential	4.0%	3.7%	3.5%
Non-deductible interest	0.0%	0.0%	0.0%
Withholding taxes	0.4%	(0.6)%	2.0%
Tax credits	(0.3)%	1.0%	(4.2)%
Valuation allowance	3.1%	(0.6)%	1.6%
Other	(3.1)%	(0.1)%	(0.6)%

Total tax rate	23.1%	23.3%	22.3%

Summary of Deferred Tax Assets and Liabilities as of the Dates	The following table presents the significant components of our deferred tax assets and liabilities as of the dates presented (in thousands):

	Year ended December 31,
	2023	2022
Deferred income tax assets:
Net operating loss carryforward	$22,564	$5,934
Tax credit carryforward	13,844	14,171
Accruals and reserves	753	35,589
Accrued interest	1,118	762
Intangibles	18,026	17,632
Lease liability	1,411	1,120
Goodwill	—	4,467
Interest carryforward	1,426	—
Capitalized R&D costs	1,123	—

Deferred tax assets	$60,265	$79,675
Less: Valuation allowance	(18,747)	(18,893)

Net deferred tax assets	$41,518	$60,782
Deferred tax liabilities
Goodwill	(5,571)	—
Intangibles	(5,210)	—
Right-of-use-assets	(1,384)	(1,038)
Other	(1,267)	(454)

Deferred tax liabilities	$(13,432)	$(1,492)

Net deferred tax assets (liabilities)	$28,086	$59,290